Ordinary Shares and Treasury Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 Ordinary shares
Ordinary Shares and Treasury Shares
Ordinary shares, shares authorized		100,000,000	100,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares issued		48,130,944	47,489,394
Ordinary shares issued to depository for issuance of ADS upon the exercise of options		421,358
Treasury shares
Aggregate value of ADS authorized to be repurchased under share repurchase plan				$ 10,000	$ 10,000
Period of share repurchase plan				1 year	1 year
ADSs repurchased under share repurchase plan (in shares)						2,004,526
Aggregate value of ADS repurchased under share repurchase plan (in dollars)	63,702					$ 10,076
Shares cancelled							258,450
Ordinary shares repurchased but not cancelled		2,748,339					2,748,339